SHAREHOLDERS' EQUITY (Details) (USD $)	11 Months Ended	12 Months Ended		14 Months Ended
	Aug. 31, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010
Shares issued	452,500	1,943,749	10,208,750	2,263,750
Proceeds from issuance of common stock		$ 1,103,124	$ 19,113,788	$ 905,500
2009 - 2010 Private Placement
Shares issued			1,132,500
Proceeds from issuance of common stock			453,000
Exercise of Class A & B Warrants
Warrants Exercised		1,943,749	1,236,250
Proceeds from exercise of warrants		1,103,124	715,938
Private Placement January 2011
Shares issued			1,600,000
Proceeds from issuance of common stock			4,000,000
Warrant Options Exercised
Warrants Exercised			6,240,000
Proceeds from exercise of warrants			15,600,000
Net Offering Costs
Shares issued
Proceeds from issuance of common stock			$ (1,655,150)